ASSETS AND LIABILITIES HELD FOR SALE - Narrative (Details) - USD ($) $ in Millions				12 Months Ended
	Dec. 23, 2024	Apr. 25, 2023	Dec. 20, 2022	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of single amount of discontinued operations [line items]
Pre-tax gain on sale of Senegal Assets				$ 0.0	$ 6.3
Senegal Assets
Disclosure of analysis of single amount of discontinued operations [line items]
Gross cash proceeds		$ 197.6
Non-controlling ownership interest		10.00%
Guinea Assets
Disclosure of analysis of single amount of discontinued operations [line items]
Gross cash proceeds	$ 35.5
Discontinued operations
Disclosure of analysis of single amount of discontinued operations [line items]
Pre-tax gain on sale of Senegal Assets					$ 6.3
Discontinued operations | Bambouk
Disclosure of analysis of single amount of discontinued operations [line items]
Gross cash proceeds			$ 282.0
Consideration to be received			$ 282.0
Discontinued operations | Boto Gold Project
Disclosure of analysis of single amount of discontinued operations [line items]
Ownership interest		90.00%	90.00%
Discontinued operations | Senegal Assets
Disclosure of analysis of single amount of discontinued operations [line items]
Ownership interest		100.00%	100.00%
Pre-tax gain on sale of Senegal Assets		$ 109.1
Discontinued operations | Guinea Assets
Disclosure of analysis of single amount of discontinued operations [line items]
Ownership interest	100.00%
Purchase price adjustment	$ (8.1)
Net proceeds and pre-tax gain on sale of Guinea Assets	$ 34.1